FINANCIAL RISK MANAGEMENT AND FAIR VALUES - FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE - ASSETS AND LIABILITIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Assets	¥ 1,733,805	¥ 1,760,286	¥ 1,597,401
Liabilities	850,947	882,982	¥ 739,403
Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	22,789	14,338
Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	4,826	2,729
Level 1 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	9,778	219
Level 1 of fair value hierarchy | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	2,471	1,209
Level 2 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	2,900	709
Level 2 of fair value hierarchy | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	2,355	1,520
Level 3 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	10,111	13,410
Derivative financial instruments | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	4,826	2,729
Derivative financial instruments | Level 1 of fair value hierarchy | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	2,471	1,209
Derivative financial instruments | Level 2 of fair value hierarchy | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	2,355	1,520
Structured deposits | Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Assets		3,318
Structured deposits | Level 3 of fair value hierarchy | Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Assets		3,318
Equity investments | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Assets	1,525	1,521
Equity investments | Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Assets	1	1
Equity investments | Level 1 of fair value hierarchy | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Assets	149	90
Equity investments | Level 1 of fair value hierarchy | Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Assets	1	1
Equity investments | Level 3 of fair value hierarchy | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Assets	1,376	1,431
Derivative financial instruments | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	12,528	837
Derivative financial instruments | Level 1 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	9,628	128
Derivative financial instruments | Level 2 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	2,900	709
Trade accounts receivable and bills receivable (i) | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Assets	8,735	8,661
Trade accounts receivable and bills receivable (i) | Level 3 of fair value hierarchy | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Assets	¥ 8,735	¥ 8,661